DEFERRED CHARGES	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
NOTE 5. DEFERRED CHARGES
	2016	2015	2014
Deferred technical services fee	$577,062	$595,856	$595,856
Exchange adjustment	(27,306)	(18,794)	-
COST	549,756	577,062	595,856
Less: Accumulated amortization
Deferred technical service fee	200,843	153,682	99,690
	-	-	-
	200,843	153,682	99,690
NET	$348,913	$423,380	$496,166